Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2055 Fund - Fidelity Freedom Blend 2055 Fund	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616